AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS

                      FOR THE YEAR ENDED DECEMBER 31, 1998

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 1998

                             AUGUSTA PARTNERS, L.P.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 1998



CONTENTS




Report of Independent Auditors                                                 1
Statement of Assets, Liabilities and Partners' Capital                         2
Statement of Operations                                                        3
Statement of Changes in Partners' Capital - Net Assets                         4
Notes to Financial Statements                                                  5
Schedule of Portfolio Investments                                             15
Schedule of Securities Sold, Not Yet Purchased                                20
Schedule of Written Options                                                   21

                         REPORT OF INDEPENDENT AUDITORS

To the Partners of
Augusta Partners, L.P.


We have audited the accompanying statement of assets, liabilities and partners' capital of Augusta Partners, L.P., including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in partners' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Augusta Partners, L.P. at December 31, 1998, the results of its operations for the year then ended, and the changes in its partners' capital - net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                [GRAPHIC OMITTED]

                                                           /S/ ERNST & YOUNG LLP

New York, New York
February 12, 1999

AUGUSTA PARTNERS, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       DECEMBER 31, 1998
ASSETS

Cash                                                            $ 10,502
Investments in securities, at market
(identified cost - $127,558)                                     157,826
Due from broker                                                   17,418
Dividends receivable                                                   1
Interest receivable                                                  169
Organizational costs
(net of accumulated amortization of $321)                            370
Other assets                                                          53
                                                                --------

       TOTAL ASSETS                                              186,339
                                                                --------

LIABILITIES

Securities sold, not yet purchased, at market
(proceeds of sales - $15,247)                                     18,565
Outstanding options written, at value
(premiums received - $5,326)                                       5,221
Withdrawals payable                                               43,611
Dividends payable on securities sold, not
yet purchased                                                         34
Management fee payable                                               128
Accrued expenses                                                     329
                                                                --------

       TOTAL LIABILITIES                                          67,888
                                                                --------

             NET ASSETS                                         $118,451
                                                                ========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions - net                                     $ 47,054
Accumulated net investment loss                                   (1,284)
Accumulated net realized gain on investments                      45,626
Accumulated net unrealized appreciation                           27,055
                                                               ---------

       PARTNERS' CAPITAL - NET ASSETS                          $ 118,451
                                                               =========




The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                             YEAR ENDED
                                                         DECEMBER 31, 1998
INVESTMENT INCOME
    Interest                                                    $  1,715
    Dividends                                                        616
                                                                --------
                                                                   2,331
                                                                --------

EXPENSES
    OPERATING EXPENSES:
       Management fee                                              1,442
       Professional fees                                             316
       Administration fees                                           200
       Amortization of organizational costs                          138
       Custodian fees                                                 68
       Insurance expense                                              49
       Individual General Partners' fees and expenses                 25
       Miscellaneous                                                  22
                                                                --------
          TOTAL OPERATING EXPENSES                                 2,260
       Interest expense                                              257
       Dividends on securities sold, not yet purchased               175
                                                                --------
          TOTAL EXPENSES                                           2,692
                                                                --------
          NET INVESTMENT LOSS                                       (361)
                                                                --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                      19,460
       Purchased options                                          (4,373)
       Futures transactions                                          (89)
       Written options                                            (1,377)
       Short sales                                                   156
                                                                --------
          NET REALIZED GAIN ON INVESTMENTS                        13,777
                                                                --------
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS          10,678
                                                                --------
          NET REALIZED AND UNREALIZED GAIN                        24,455
                                                                --------
          INCREASE IN PARTNERS' CAPITAL DERIVED FROM
          INVESTMENT ACTIVITIES                                 $ 24,094
                                                                ========


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                             YEAR ENDED          YEAR ENDED
                                          DECEMBER 31, 1998  DECEMBER 31, 1997
FROM INVESTMENT ACTIVITIES

 Net investment loss                         $   (361)          $   (619)
 Net realized gain on investments              13,777             23,297
 Net change in unrealized appreciation on
 investments                                   10,678              7,585
                                             --------           --------

   INCREASE IN PARTNERS' CAPITAL DERIVED
   FROM INVESTMENT ACTIVITIES                  24,094              30,263

PARTNERS' CAPITAL TRANSACTIONS

 Capital contributions                          9,618                  0
 Capital withdrawals - General Partner         (5,067)            (9,573)
 Capital withdrawals - Limited Partners       (38,960)            (8,969)
                                             --------           --------

   DECREASE IN PARTNERS' CAPITAL
   DERIVED FROM CAPITAL TRANSACTIONS          (34,409)           (18,542)

   PARTNERS' CAPITAL AT BEGINNING OF PERIOD   128,766            117,045
                                             --------           --------

   PARTNERS' CAPITAL AT END OF PERIOD        $118,451           $128,766
                                             ========           ========

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------
  1. ORGANIZATION

     Augusta Partners, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on May 30, 1996. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership will operate until December 31, 2021 unless further extended or sooner terminated as provided for in the Limited Partnership Agreement, as amended and restated on July 16, 1996, and as further amended October 29, 1997. The Partnership's investment objective is to achieve capital appreciation. The Partnership pursues this objective by investing principally in equity securities of publicly-traded U.S. companies. The Partnership may also invest in equity securities of foreign issuers and in bonds, options and other fixed-income securities of U.S. and foreign issuers, as well as other financial instruments.

     There are four "Individual General Partners" and a "Manager." The Manager is Augusta Management, L.L.C. whose principal members are CIBC Oppenheimer Corp. (formerly Oppenheimer & Co., Inc.) and Ardsley Advisory Partners ("Ardsley"). Investment professionals at Ardsley manage the Partnership's investment portfolio on behalf of the Manager under CIBC Oppenheimer Corp.'s ("CIBC Opco") supervision.

     The acceptance of initial and additional contributions is subject to approval by the Manager. The Partnership may from time to time offer to repurchase interests pursuant to written tenders by Partners. Such repurchases will be made at such times and on such terms as may be determined by the Individual General Partners, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Individual General Partners that the Partnership repurchase interests from Partners once in each year effective as of the end of each such year.

  2. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

          a. PORTFOLIO VALUATION

          Securities and commodities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------
  2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          a. PORTFOLIO VALUATION (CONTINUED)

          Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities held short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

          Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Individual General Partners will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Individual General Partners to represent fair value.

          Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their settlement value as of the close of such exchanges.

          All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------

  2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED

          a. PORTFOLIO VALUATION (CONTINUED)

          net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Individual General Partners.

          The Partnership may enter into transactions in financial futures, foreign exchange options and foreign currency forward contracts that are used for hedging and nonhedging purposes. These contracts are valued at fair value with the resulting gains and losses included in net gain from investment transactions. The Partnership did not hold any financial futures, foreign exchange options or foreign currency forward contracts at December 31, 1998.

          b. ORGANIZATION COSTS

          The expenses incurred by the Partnership in connection with its organization are being amortized over a 60 month period beginning with the commencement of operations, September 4, 1996.

          c. INCOME TAXES

          No Federal, state or local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

  3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     CIBC Opco provides certain management and administrative services to the Partnership including, among other things, providing office space and other support services to the Partnership. In exchange for such services, the Partnership pays CIBC Opco a monthly management fee of .08333% (1% on an annualized basis) of the Partnership's net assets determined as of the beginning of the month, excluding assets attributable to the Manager's capital account.

     During the year ended December 31, 1998, CIBC Opco earned $31,757 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

     At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation of 20% of net profits, if any, that have been credited to the capital

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------

  3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     account of such limited partner during such period. The incentive allocation will be charged to a limited partner only to the extent that cumulative net profits with respect to such limited partner through the close of any period exceeds the highest level of cumulative net profits with respect to such limited partner through the close of any prior period. During the year ended December 31, 1998, incentive allocation to the Manager was $4,779,468.

     Each Independent Individual General Partner who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Individual General Partner who is an "interested person" does not receive any annual or other fee from the Partnership. All Individual General Partners are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 1998, fees paid to the Individual General Partners (including meeting fees and the annual retainer) and expenses totaled $25,015. One Individual General Partner is an "interested person" of the Partnership.

     The Chase Manhattan Bank serves as Custodian of the Partnership's assets.

     PFPC Inc. serves as Administrator and Accounting Agent to the Partnership, and in that capacity provides certain accounting, record keeping, tax and investor related services.

  4. SECURITIES TRANSACTIONS

     Aggregate   purchases  and  sales  of  investment   securities,   excluding
     short-term securities, for the year ended December 31, 1998, amounted to $1,001,476,737 and $1,010,690,845, respectively.

     At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1998, accumulated net unrealized appreciation on investments, options, and securities sold, not yet purchased, was $27,054,777, consisting of $36,182,803 gross unrealized appreciation and $9,128,026 gross unrealized depreciation.

     Due  from  broker  primarily  represents   receivables  and  payables  from
     unsettled security trades, short sales and written options.

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------

  5. SHORT-TERM BORROWINGS

     The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus .875%. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 1998, the Partnership did not have any margin borrowings outstanding. For the year ended December 31, 1998, the average daily amount of such borrowings was $3,138,396.

  6. Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

     In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and sales of securities not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

     The Partnership maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Partnership has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

     The Partnership's foreign exchange trading activities involve the purchase and sale (writing) of foreign exchange options having various maturity dates. The Partnership may seek to limit its exposure to foreign exchange rate movements by hedging such option positions with foreign exchange positions in spot currency, futures and forward contracts. At December 31, 1998, the Partnership had no spot currency, futures or forward contracts outstanding.

     Securities sold, not yet purchased represent obligations of the Partnership to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------

  6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     Partnership's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and partners' capital.

     The risk associated with purchasing an option is that the Partnership pays a premium whether or not the option is exercised. Additionally, the Partnership bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

     When the Partnership writes an option, the premium received by the Partnership is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Partnership has realized a gain or loss. In writing an option, the Partnership bears the market risk of an unfavorable change in the price of the security or currency underlying the written option.

     Exercise of an option written by the Partnership could result in the Partnership selling or buying a security or currency at a price different from the current market value.

     Transactions in purchased options were as follows:

                          CALL OPTIONS                   PUT OPTIONS
                    ------------------------    ------------------------------
                       NUMBER                       NUMBER
                    OF CONTRACTS     COST        OF CONTRACTS         COST
                    ------------ ------------    ------------     --------------
Beginning balance           750  $   847,562       340,000      $   4,743,000
Options purchased       100,070   30,811,515       187,965         18,532,203
Options closed          (56,430) (28,237,740)     (526,810)       (22,402,597)
Expired options          (5,720)  (1,669,999)         (675)          (151,166)
                       --------- ------------     ---------     --------------
Options outstanding at
 December 31, 1998       38,670  $ 1,751,338           480     $      721,440
                       ========= ============     =========     ==============

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------

  6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)


     Transactions in written options were as follows:

                          CALL OPTIONS                   PUT OPTIONS
                     ------------------------    ------------------------------
                         NUMBER     AMOUNT OF        NUMBER          AMOUNT OF
                     OF CONTRACTS    PREMIUM      OF CONTRACTS        PREMIUM
                       ---------- ------------    ------------    --------------
Beginning balance         1,125  $   176,657       270,000      $   4,209,000
Options written          38,235   19,742,867       182,185          8,114,639
Options closed          (24,965) (14,021,963)     (452,185)       (12,323,639)
Expired options          (2,835)    (571,500)           (0)                (0)
                       ---------- ------------    ------------    --------------
Options outstanding at
 December 31, 1998       11,560  $ 5,326,061             0      $           0


  7. FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

     The Partnership maintains positions in a variety of financial  instruments.
     The  following  table   summarizes  the  components  of  net  realized  and
     unrealized gains from investment transactions:

                                              NET GAINS / (LOSSES)
                                               FOR THE YEAR ENDED
                                               DECEMBER 31, 1998
                                              --------------------
     Equity securities                             $29,451,879
     Equity options                                   (319,360)
     Equity index options                           (1,799,520)
     Cross currency options                         (9,625,237)
     Written options                                 2,418,763
     Fixed income securities                         2,869,638
     Futures                                          (88 ,726)
     FOREIGN SECURITIES:
            Equities                                 1,547,063
                                                   -----------

                                                   $24,454,500

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------

  7. Financial Instruments Held or Issued for Trading Purposes (continued)


     The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                           AVERAGE MARKET VALUE
                                       MARKET VALUE AT      FOR THE YEAR ENDED
                                      DECEMBER 31, 1998     DECEMBER 31, 1998
                                     ------------------    ---------------------
ASSETS:
   Equity options                           $3,209,590            $2,495,471
   Equity index options                        672,000             2,119,683
   Cross currency options                            0               284,352
LIABILITIES:
   Written options                          (5,220,625)           (3,640,028)

     Average market values presented above are based upon month-end market values during the year ended December 31, 1998.

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------

  8. SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

     The following represents the ratios to average net assets and other supplemental information for each period.

                                                                                                                  SEPTEMBER 4, 1996
                                                                                                                   (COMMENCEMENT OF
                                               YEAR ENDED               YEAR ENDED       OPERATIONS) TO
                                           DECEMBER 31, 1998         DECEMBER 31, 1997  DECEMBER 31, 1996
                                          ------------------         -----------------  -----------------
Ratio of net investment loss to
   average net assets                          (0.25%)                    (0.48%)             (0.83%)*
Ratio of operating expenses to
   average net assets                           1.57%                      1.61%               2.27%*
Ratio of interest expense to
   average net assets                           0.18%                      0.07%               0.01%*
Ratio of dividends on securities
   sold, not yet purchased
   to average net assets                        0.12%                      0.12%               0.06%*
Total return ***                               17.45%                     25.94%              17.20%
Portfolio turnover rate                          723%                       627%                215%
Average commission rate paid **              $0.0584                    $0.0527             $0.0569
Average debt ratio                              2.19%                      1.04%               0.28%

     *   Annualized.
     ** Average commission rate paid on purchases and sales of investment securities held long.
     *** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

AUGUSTA PARTNERS, L.P.
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1998
--------------------------------------------------------------------------------

  9. SUBSEQUENT EVENT

     On January 1, 1999 the Partnership received additional Limited Partner capital contributions of approximately $1,875,000.

 10. YEAR 2000 (UNAUDITED)

     Like other investment companies, financial and business organizations around the world, the Partnership could be adversely affected if the computer systems it uses and those used by the Partnership's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

     The Partnership has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Partnership has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Partnership or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Partnership's operations. Management will continue to monitor the status of and its exposure to this issue. For the year ended December 31, 1998, the Partnership incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

     The  Partnership  intends to develop  contingency  plans intended to ensure
     that  third   party   non-compliance   will  not   materially   affect  the
     Partnership's operations.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                     DECEMBER 31, 1998
SHARES                                                 MARKET VALUE
        COMMON STOCKS - 116.56%
          AIRLINES - 5.49%
125,000     US Airways Group, Inc.        (a)           $6,500,000
                                                      ------------

          APPLICATIONS SOFTWARE - 5.13%
110,000     Clarify, Inc. *                              2,688,180
100,000     Siebel Systems, Inc. *                       3,393,800
                                                      ------------
                                                         6,081,980
                                                      ------------

          CABLE TV - 2.58%
 65,000     MediaOne Group, Inc. *        (a)            3,055,000
                                                      ------------

          CELLULAR TELECOMMUNICATIONS - 1.18%
150,000     Omnipoint Corp. *                            1,396,950
                                                      ------------

          COMPUTER GRAPHICS - 1.99%
125,000     Discreet Logic, Inc. *        (b)            2,359,375
                                                      ------------

          COMPUTER SERVICES - 2.12%
 50,000     Electronic Data Systems Corp.                2,509,400
                                                      ------------

          COMPUTER SOFTWARE - 18.03%
120,000     Compuware Corp. *                            9,375,000
 45,000     Microsoft Corp. *             (a)            6,240,960
300,000     Platinum Technology, Inc. *   (b)            5,737,500
                                                      ------------
                                                        21,353,460
                                                      ------------

          COMPUTERS - INTEGRATED SYSTEMS - 5.61%
350,000     Saville Systems PLC,
            Sponsored ADR *               (b)            6,650,000
                                                      ------------

          DIVERSIFIED FINANCIAL SERVICES - 3.98%
 95,000     Citigroup, Inc.               (a)           4,720,360
                                                      ------------

          DRUG DELIVERY SYSTEMS - 2.34%
125,000     Alkermes, Inc. *              (b)           2,773,500
                                                      ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                   DECEMBER 31, 1998
SHARES                                                 MARKET VALUE
       COMMON STOCKS -  (CONTINUED)
          EDUCATIONAL SOFTWARE - 1.88%
150,000     CBT Group PLC, Sponsored ADR *             $ 2,231,250
                                                      ------------
          LIFE/HEALTH INSURANCE - 1.93%
 75,000     Conseco, Inc.                                2,287,500
                                                      ------------

          MEDICAL - BIOMEDICAL/GENE - 4.90%
 40,000     Biogen, Inc.  *               (b)            3,320,000
 55,000     Centocor, Inc. *                             2,481,875
                                                      ------------
                                                         5,801,875
                                                      ------------

          MEDICAL - DRUGS - 9.78%
 75,000     BioChem Pharma, Inc. *                       2,146,875
125,000     ChiRex, Inc. *                (a)            2,671,875
 50,000     Forest Laboratories, Inc. *                  2,659,400
100,000     Gilead Sciences, Inc. *       (a)            4,106,300
                                                      ------------
                                                        11,584,450
                                                      ------------

          NETWORKING PRODUCTS - 4.73%
125,000     3Com Corp. *                                 5,601,625
                                                      ------------

          OFFICE AUTOMATION & EQUIPMENT - 2.19
620,000     Danka Business Systems PLC, Sponsored ADR    2,596,560
                                                      ------------

          OIL EXPLORATION & PRODUCTION - 0.50%
 85,000     EEX Corp.                                      595,000
                                                      ------------

          OIL FIELD MACHINERY & EQUIPMENT - 1.64%
100,000     Weatherford International, Inc. *            1,937,500
                                                      ------------

          OIL & GAS DRILLING - 0.47%
 73,000     R & B Falcon Corp. *                           552,099
                                                      ------------

          PRIVATE CORRECTIONS - 4.76%
275,000     Corrections Corporation of America *         5,637,500
                                                      ------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                     DECEMBER 31, 1998
SHARES                                                 MARKET VALUE
        COMMON STOCKS -  (CONTINUED)
          RETAIL - COMPUTER EQUIPMENT - 1.38%
125,000     CompUSA, Inc. *                            $ 1,632,875
                                                        ----------
          RETAIL - OFFICE SUPPLIES - 0.66%
150,000     Corporate Express, Inc. *                      778,200
                                                        ----------
          RETAIL - REGIONAL DEPARTMENT STORES - 2.00%
 75,000     Saks, Inc. *                                 2,367,225
                                                     -------------
          RETAIL - RESTAURANTS - 3.03%
 90,000     Outback Steakhouse, Inc. *                   3,588,750
                                                     -------------
          SATELLITE TELECOMMUNICATIONS - 5.08%
280,000     ICG Communications, Inc. *           (b)     6,020,000
                                                     -------------
          TELECOMMUNICATIONS EQUIPMENT - 8.12%
100,000     Associated Group, Inc., Class B *    (a)     4,250,000
250,000     Premisys Communications, Inc. *              2,297,000
 65,000     Superior TeleCom, Inc.                       3,071,250
                                                     -------------
                                                         9,618,250
                                                     -------------
          TELECOMMUNICATIONS SERVICES - 5.94%
195,000     Hyperion Telecommunications, Inc.,
            Class A *                                    2,949,375
 40,000     Level 3 Communications, Inc. *               1,725,000
 30,000     NTL, Inc. *                                  1,693,140
250,000     SmarTalk TeleServices, Inc. *                  664,000
                                                     -------------
                                                         7,031,515
                                                     -------------
          TELEPHONE - LOCAL - 0.94%
175,000     e.spire Communications, Inc. *               1,115,625
                                                     -------------
          TELEPHONE - LONG DISTANCE - 8.18%
135,000     MCI WorldCom, Inc. *                         9,686,250
                                                     -------------
            TOTAL COMMON STOCKS (COST $112,348,973)    138,064,074
                                                     =============


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------
                                                    DECEMBER 31, 1998
    SHARES                                             MARKET VALUE
            PREFERRED STOCKS - 2.07%
             AGRICULTURAL BIOTECHNOLOGY - 2.07%
    50,000    Monsanto Co., 6.50%, Adjustable Conversion-Rate


              Equity Security Units                     $2,450,000
                                                      ------------

            TOTAL PREFERRED STOCKS (COST $2,071,400)     2,450,000
                                                      ============

   FACE
  AMOUNT
           CONVERTIBLE BONDS - 11.33%
            TELECOMMUNICATIONS EQUIPMENT - 11.33%
$8,000,000   NTL, Inc., 7.00%, 06/15/08, 144A**         12,080,000
 5,000,000   SmarTalk TeleServices, Inc.,
             5.75%, 09/15/04                             1,350,000
                                                      ------------
                                                        13,430,000
                                                      ------------

          TOTAL CONVERTIBLE BONDS (COST $10,665,236)    13,430,000
                                                      ============

NUMBER OF
CONTRACTS
           CALL OPTIONS - 2.71%
            COMMERCIAL SERVICES - 0.55%
     1,495   Cendant Corp., 01/16/99, $15.00               654,063
                                                      ------------

           OTC DERIVATIVE - 2.16%
       175   OTC Stock Basket, 04/19/99, $100.00         1,804,283
    37,000   OTC Stock Basket, 06/14/99, $100.00           751,244
                                                      ------------
                                                         2,555,527
                                                      ------------

           TOTAL CALL OPTIONS (COST $1,751,338)          3,209,590
                                                      ============




The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

                                                   DECEMBER 31, 1998
SHARES                                               MARKET VALUE
           PUT OPTIONS - 0.57%
            INDEX - 0.57%
480          S&P 500 Index, 01/16/99, $1,220.00      $     672,000
                                                     -------------

           TOTAL PUT OPTIONS (COST $721,440)               672,000
                                                     =============


           TOTAL INVESTMENTS (COST $127,558,387)
           133.24%                                     157,825,664
                                                     =============

           OTHER ASSETS, LESS LIABILITIES - (33.24%)   (39,374,974)
                                                     -------------

           NET ASSETS - 100.00%                      $ 118,450,690
                                                     =============





     (a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold short.
     (b) Partially or wholly held in a pledged account by the Custodian as collateral for open written options.
     *    Non-income producing security.
     ** Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified buyers. At December 31, 1998, this security amounted to $12,080,000 or 10.2% of net assets.


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                  DECEMBER 31, 1998
SHARES                                               MARKET VALUE
        SHORT COMMON STOCK - (15.67%)
          CELLULAR TELECOMMUNICATIONS - (0.82%)
 25,000     WinStar Communications, Inc.              $    (975,000)
                                                      -------------
          CHEMICALS - DIVERSIFIED - (1.15%)
 15,000     Dow Chemical Co.                             (1,364,070)
                                                      -------------
          COMMERCIAL BANKS - (2.33%)
115,000     Synovus Financial Corp.                      (2,760,000)
                                                      -------------
          COSMETICS & TOILETRIES - (1.68%)
 45,000     Avon Products, Inc.                          (1,991,250)
                                                      -------------
          FOOD - RETAIL - (1.15%)
  1,800     Carrefour SA                                 (1,359,501)
                                                      -------------
          MACHINERY - CONSTRUCTION & MINING - (0.97%)
 25,000     Caterpillar, Inc.                            (1,150,000)
                                                      -------------
          MEDICAL PRODUCTS - (0.49%)
 19,296     Closure Medical Corp.                          (575,272)
                                                      -------------
          TELECOMMUNICATIONS SERVICES - (3.64%)
100,000     Level 3 Communications, Inc.                 (4,312,500)
                                                      -------------
          THERAPEUTICS - (3.44%)
 70,000     Biomatrix, Inc.                              (4,077,500)
                                                      -------------
  TOTAL SHORT COMMON STOCK - (PROCEEDS $15,247,157)   $ (18,565,093)
                                                      =============


The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

SCHEDULE OF WRITTEN OPTIONS
--------------------------------------------------------------------------------

NUMBER OF                                         DECEMBER 31, 1998
CONTRACTS                                            MARKET VALUE
           WRITTEN CALL OPTIONS - (4.41%)
            APPLICATIONS SOFTWARE - (0.62%)
1,100        Clarify, Inc., 02/20/99, $22.50           $    (343,750)
1,000        Siebel System, Inc., 01/16/99, $30.00          (387,500)
                                                       -------------
                                                            (731,250)
                                                       -------------
           COMPUTER SERVICES - (0.08%)
  500       Electronic Data Systems Corp.,
             01/16/99, $50.00                                (93,750)
                                                       -------------

           COMPUTER SOFTWARE - (0.33%)
  600       Autodesk Corp., 01/16/99, $45.00                 (67,500)
  600       Compuware Corp., 02/20/99, $80.00               (330,000)
                                                       -------------
                                                            (397,500)
                                                       -------------
           COSMETICS & TOILETRIES - (0.96%)
1,075       Colgate-Palmolive Co., 01/22/00, $100.00      (1,142,188)
                                                       -------------

           DIVERSIFIED FINANCIAL SERVICES - (0.12%)
  950       Citigroup, Inc. 01/16/99, $50.00                (142,500)
                                                       -------------

           EDUCATIONAL SOFTWARE - 0.06%)
  600       CBT Group PLC, Sponsored ADR 02/20/99,
            $17.50                                           (67,500)
                                                       -------------

           MEDICAL - BIOMEDICAL/GENE - (0.01%)
  300       Centocor, Inc., 01/16/99, $50.00                 (11,250)
  250       Centocor, Inc., 01/16/99, $55.00                  (3,125)
                                                       -------------
                                                             (14,375)
                                                       -------------

           MEDICAL - DRUGS - (2.18%)
  270       American Home Products Corp., 01/16/99,
            $55.00                                           (54,000)
  500       Forest Laboratories, Inc., 02/20/99,
            $55.00                                          (143,750)
1,045       Merck & Co., Inc., 01/22/00, $160.00          (1,489,125)
  870       Warner-Lambert Co., 01/22/00, $85.00            (891,750)
                                                       -------------
                                                          (2,578,625)
                                                       -------------

           OIL & GAS DRILLING - (0.04%)
  730       R & B Falcon Corp., 03/20/99, $10.00             (45,625)
                                                       -------------

The accompanying notes are an integral part of these financial statements.

AUGUSTA PARTNERS, L.P.

--------------------------------------------------------------------------------

NUMBER OF                                            DECEMBER 31, 1998
CONTRACTS                                              MARKET VALUE
           WRITTEN CALL OPTIONS - (CONTINUED)
           TELECOMMUNICATIONS EQUIPMENT - (0.01%)
1,170       Premisys Communications, Inc., 01/16/99,
            $12.50                                     $     (7,312)
                                                       -------------

           TOTAL WRITTEN CALL OPTIONS -
           (PROCEEDS $5,326,061)                       $ (5,220,625)
                                                       ============


The accompanying notes are an integral part of these financial statements.